Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss per share - diluted	[1]	$ (5.94)	$ (34.97)	$ (13.53)
Class A ordinary shares
Loss per share - diluted	[1]	$ (0.12)	$ (0.70)	$ (0.27)
Weighted average ordinary shares outstanding - diluted	[1]	108,269,640	40,438,604	26,046,212
Class B ordinary shares
Weighted average ordinary shares outstanding - diluted	[1]	13,478,813	5,535,888	4,041,875

[1]	On July 3, 2023, LGHL announced that it plans to change its American depositary share (“ADS”) to ordinary share (“Share”) ratio from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares. The change in the ADS ratio was effective on July 13, 2023. For LGHL’s ADS holders, the change in the ADS ratio had the same effect as a one-for-fifty reverse ADS split. The ADS ratio change has no impact on LGHL’s underlying Shares. Loss per ADS for all periods presented had been retrospectively adjusted accordingly.